Loans and borrowings (Details 3) - Term Loan From Bank [member] - INR [member]		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR	INR
Borrowings, interest rate basis	[2]	3 Months T-bill + 84 bps	3 Months T-bill + 84 bps

[1]	“INR” means Indian rupees.
[2]	“T-bill” means India Treasury bill interest rate.